Revenue Recognition - Schedule of Percentage of Revenue from Significant Customers (Details) - Revenue Benchmark - Customer Concentration Risk	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Customer 1
Concentration Risk [Line Items]
Concentration risk, percentage	56.00%	32.00%	66.00%	20.00%
Customer 2
Concentration Risk [Line Items]
Concentration risk, percentage	19.00%	20.00%	13.00%	16.00%
Customer 3
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	30.00%	0.00%	32.00%